Note 8 - Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash [Abstract]
Restricted Cash [Text Block]

8. RESTRICTED CASH

Restricted cash, as of December 31, 2014 and December 31, 2013, was as follows:

	As of December 31,	As of December 31,
	2014	2013
Credit cards deposits	50	-
Standby letter of credit	102	-
Letters of guarantee	31	31
Long term restricted cash accounts	$183	$31

As of December 31, 2014, the Company retained letters of guarantee in the amount of $31, credit cards deposits of $50 and standby letter of credit amount of $102. As of December 31, 2014, the Company was under default regarding the minimum liquidity of $250 for the Portigon AG Credit Facility. Please refer to Note 15 for further details in respect of minimum liquidity.

As of December 31, 2013, the Company retained letters of guarantee in the amount of $31. As of December 31, 2013, the Company had a waiver regarding the minimum liquidity of $250 for the Portigon AG Credit Facility. Please refer to Note 15 for further details in respect of minimum liquidity.